MICHAEL A. RAMIREZ

Attorney

Law Department

(402) 574-3128 Telephone

(949) 219-3706 Facsimile

Michael.Ramirez@PacificLife.com

February 10, 2021

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:                           Post-Effective Amendment No. 1 to the Registration Statement for Pacific Advisory  Variable Annuity Individual Flexible Premium Deferred Variable Annuity (File No. 333-240070) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company; Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 1, on Form N-4.  This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Pacific Advisory Variable Annuity (“PAVA”), which is funded by the Separate Account.  This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for two (2) new optional withdrawal benefit riders called Portfolio Income Protector (Single) and (Joint) (“New Disclosure”) which are substantially similar to an existing withdrawal benefit called Future Income Generator (Single) and (Joint).

The Staff previously reviewed the existing rider disclosure contained in this Post-Effective Amendment in connection with its review of the following filings:

•                  Initial Filing (filed March 6, 2020), Pre-Effective Amendment No. 1 (filed June 23, 2020, and Pre-Effective Amendment No. 2 (filed August 14, 2020) for Pacific Choice Income (File No. 333-236927);

•                  Post-Effective Amendment No. 21 (filed October 15, 2020) for Pacific Journey Select (333-185328); and

•                  Initial Filing (filed November 19, 2020) for Pacific Quest (File No. 333-250190).

All previously filed amendments referenced above are collectively referred to as “Prior Filings”. We also incorporated any Staff Comments received for the Prior Filings to PAVA as applicable.

By copy of this letter, we are sending an electronic copy of a prospectus marked to show where New Disclosure differs materially from that in the Prior Filings. The disclosure included in this Post-Effective Amendment, differs materially as follows:

•                  If the optional withdrawal benefit is added to the Contract, any advisory fee withdrawals will be capped at 1.5%, withdrawals for advisory fees are NOT treated as a withdrawl for rider purposes and have no impact on the protected amount under the rider.

•                  Only Automatic Resets are offered under the riders (no Owner-Elected Resets).

•                  Use of Rate Sheet Supplement with no specified end date, if rate changes occur, a new supplement will be filed at least 10 business days before the new supplement effective date.

•                  Different rider name.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (402) 574-3128.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez